Amounts Due to Related Parties (Tables)	12 Months Ended
Dec. 31, 2021
Amount Due to Related Parties [Abstract]
Schedule of amounts due to related parties
	December 31,	December 31,
Name of related party	2021	2020
Mr. Song (1)	$135,718	$5,725
Vision Capital Profits Limited (2)	$-	$114,850
Beijing Zhongan Huitong Information Technology Co., Ltd. (3)	$-	13,505
C Media(4)	$-	176,384

(1)	The Company’s CEO and Chairman

(2)	Vision Capital Profits Limited is controlled by Mr. Song.

(3)	Beijing Zhongan Huitong Information Technology Co., Ltd.’s legal representative is Mrs. Song, the spouse of Mr. Song.

(4)	C Media is controlled by Mr. Song.